Balance Sheet Components - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 616	$ 604	$ 500
Accumulated amortization	(496)	(404)	(236)
Intangible assets, net	120	200	264
License Cost
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	512	500	$ 500
Patents
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 104	$ 104